Stock Based Compensation - Options and Warrants Outstanding by Exercise Price (FY) (Details) - $ / shares shares in Thousands	12 Months Ended
	Dec. 31, 2024	Mar. 31, 2025	Dec. 31, 2023	Dec. 31, 2022
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants outstanding	15
Weighted Average Remaining Contractual Term (in years)	2 months 12 days
Vested and Exercisable	15
Warrant
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants outstanding	15	15	32	35
Warrants Outstanding, Weighted Average Exercise Price (in dollars per share)	$ 51	$ 51	$ 52.5	$ 53.31
Warrant | Employee
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants Outstanding, Weighted Average Exercise Price (in dollars per share)	51
Warrants Exercisable, Weighted Average Exercise Price (in dollars per share)	$ 51
$51.00
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants outstanding	15
Weighted Average Remaining Contractual Term (in years)	2 months 12 days
Vested and Exercisable	15
Weighted Average Exercise Price (in dollars per share)	$ 51
$51.00 | Warrant | Employee
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants Outstanding, Weighted Average Exercise Price (in dollars per share)	51
Warrants Exercisable, Weighted Average Exercise Price (in dollars per share)	$ 51